Segment Information - Schedule of Performance and Making Key Decisions Regarding Resource Allocation (Details) - Subsegment [Member] - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Cash		$ 1,252,516	$ 1,252,516	$ 736,204
Marketable securities held in Trust Account		420,879,831	420,879,831	414,549,783
GeneralAndAdministrativeExpense	$ 22,045	693,551	1,067,224	167,685
Interest earned on marketable securities and cash held in Trust Account		$ 3,785,002	$ 7,330,048	$ 549,783